Share-Based Compensation - Summary of Restricted Stock Unit Activity Under All Plans (Detail) - Restricted and Deferred Stock Units [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at Beginning of Period, Shares	972,843
Granted, shares	519,852	447,608	450,169
Vested and Released, Shares	(495,337)
Forfeited, Shares	(427,260)
Outstanding at End of Period, Shares	570,098	972,843
Vested or Expected to Vest at End of Period, Shares	596,048
Expected to Vest at End of Period, Shares	576,378
Outstanding at End of Period, Weighted Average Remaining Contractual Terms	1 year 2 months 12 days
Vested or Expected to Vest at End of Period, Weighted Average Remaining Contractual Terms	1 year 2 months 12 days
Expected to Vest at End of period, Weighted Average Remaining Contractual Terms	1 year 2 months 12 days
Outstanding at Beginning of Period, Weighted Average Grant Date Fair Value	$ 41.30
Granted, Weighted Average Grant Date Fair Value	36.15	$ 44.38	$ 45.20
Vested and Released, Weighted Average Grant Date Fair Value	37.43
Forfeited, Weighted Average Grant Date Fair Value	42.40
Outstanding at End of Period, Weighted Average Grant Date Fair Value	40.55	$ 41.30
Vested or Expected to Vest at End of Period, Weighted Average Grant Date Fair Value	41.01
Expected to Vest at End of Period, Weighted Average Grant Date Fair Value	$ 40.56
Outstanding at End of Period, Aggregate Intrinsic Value	$ 9.1
Vested or Expected to Vest at End of Period, Aggregate Intrinsic Value	10.8
Expected to Vest at End of Period, Aggregate Intrinsic Value	$ 8.9